Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 2012 Acquisitons [Member] sqft	Oct. 26, 2012 October Acquisitions [Member] sqft	Oct. 26, 2012 Subsequent Event [Member] sqft	Sep. 30, 2012 Vacant [Member]	Dec. 31, 2011 Vacant [Member]	Sep. 30, 2012 Vacant [Member] Real Estate [Member] sqft	Dec. 31, 2011 Vacant [Member] Real Estate [Member]
Subsequent Event [Line Items]
Number of Real Estate Properties	124	2	126	1	2	1	2
Square feet of acquired property	2,198,877	14,985	2,213,862			3,200
Purchase price of acquired property	$ 235,723	$ 2,258	$ 237,981			$ 1,200